Investment in Associated Companies (Additional Information - OPC) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Disclosure of associates [line items]
Gain on third party investment in Qoros			$ 0	$ 0	$ (251,483)
Borrowings			1,530,033	$ 1,163,071
CPV Valley [Member]
Disclosure of associates [line items]
Face amount			415,000
Shareholder loan			17,000
Repayments of borrowings			55,000
Amount of outstanding debt			$ 400,000
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			12.00%	12.00%
New Qoros Investor [Member]
Disclosure of associates [line items]
Investments in joint ventures		$ 1,002,000
Proportion of ownership interest in joint venture		51.00%
Consideration transferred, acquisition-date fair value		$ 504,000
Sale of remaining interest							$ 220,000
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	24.00%
Sale of remaining interest	$ 220,000
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Percentage of interest sold	12.00%		12.00%
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	12.00%
Qoros to Chery [Member]
Disclosure of associates [line items]
Companys Back To Back Guarantee Obligations Upon Completion Of Sale						$ 16,000